NYSE

17010955

Received SEC

NOV 30 2017

Washington, DC 20549

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

001-38310

November 30, 2017

Certinys

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of REGALWOOD GLOBAL ENERGY LTD., under the Exchange Act of 1934.

- Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one warrant
- Class A ordinary shares included as part of the units
- Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50

Sincerely,